INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory tax rate	21.00%	21.00%
State tax, net of federal benefit	6.00%	6.00%
Total tax rate	27.00%	27.00%
Allowance	27.00%	27.00%
Effective tax rate	(0.00%)	(0.00%)